UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09815

                               THE ARBITRAGE FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
               (Address of principal executive offices) (Zip code)

                                 John S. Orrico
                            Water Island Capital, LLC
                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-584-2366

                      DATE OF FISCAL YEAR END: MAY 31, 2010

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                         February 28, 2010 (Unaudited)

   SHARES     COMMON STOCK -- 99.29%                                  VALUE
-----------   ------------------------------------------------   ---------------
              AEROSPACE & DEFENSE -- 0.36%
    543,404   Allied Defense Group, Inc. (a) .................   $     3,885,339
                                                                 ---------------
              APPAREL/TEXTILES -- 2.06%
  1,113,020   FGX International Holdings Ltd. (a)(b) .........        21,959,885
                                                                 ---------------
              BANKS -- 5.52%
  3,491,924   Bank of America Corp. (c) ......................        58,175,454
     51,474   People's United Financial, Inc. ................           811,745
                                                                 ---------------
                                                                      58,987,199
                                                                 ---------------
              BEVERAGES -- 10.59%
    774,105   Coca-Cola Enterprises, Inc. (c) ................        19,778,383
    387,688   Diedrich Coffee, Inc. (a) ......................        13,414,005
  1,348,939   Pepsi Bottling Group, Inc. (d) .................        51,748,537
    937,917   PepsiAmericas, Inc. (d) ........................        28,123,441
                                                                 ---------------
                                                                     113,064,366
                                                                 ---------------
              BIOTECHNOLOGY -- 0.22%
     88,822   Celldex Therapeutics, Inc. (a) .................           456,545
    115,698   Facet Biotech Corp. (a)(c) .....................         1,896,290
                                                                 ---------------
                                                                       2,352,835
                                                                 ---------------
              CHEMICALS -- 9.41%
     34,900   Air Products & Chemicals, Inc. (c) .............         2,393,442
    215,270   Airgas, Inc. (c) ...............................        13,807,418
  1,776,635   Athabasca Potash, Inc. (a) .....................        13,985,149
    222,445   CF Industries Holdings, Inc. (c) ...............        23,632,557
  1,579,989   ICO, Inc. (b) ..................................        12,481,913
  1,197,071   Mitsubishi Rayon Co. Ltd. ......................         5,078,442
    620,604   Nufarm Ltd. ....................................         5,407,478
    573,942   Terra Industries, Inc. (b) .....................        23,629,192
                                                                 ---------------
                                                                     100,415,591
                                                                 ---------------
              COAL -- 0.10%
    132,422   Gloucester Coal Ltd. ...........................         1,053,029
    199,828   South Australian Coal Ltd. (a)(d) ..............            18,163
                                                                 ---------------
                                                                       1,071,192
                                                                 ---------------
              COMMERCIAL SERVICES & SUPPLIES -- 2.57%
  1,443,465   Bowne & Co., Inc. ..............................        16,065,765
  1,133,646   Waste Services, Inc. (a)(b) ....................        11,427,152
                                                                 ---------------
                                                                      27,492,917
                                                                 ---------------
              COMPUTERS & SERVICES -- 2.50%
  1,528,782   COMSYS IT Partners, Inc. (a)(b) ................        26,723,109
                                                                 ---------------

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                         February 28, 2010 (Unaudited)

   SHARES     COMMON STOCK -- 99.29% (CONTINUED)                      VALUE
-----------   ------------------------------------------------   ---------------
              CONSTRUCTION & ENGINEERING -- 0.28%
    218,567   KHD Humboldt Wedag International Ltd. (a)(c) ...   $     2,961,583
                                                                 ---------------
              CONSUMER PRODUCTS -- 5.23%
    752,622   Black & Decker Corp. (b) .......................        54,542,516
     23,200   Stanley Works (c) ..............................         1,328,200
                                                                 ---------------
                                                                      55,870,716
                                                                 ---------------
              DIAGNOSTIC PRODUCTS -- 2.10%
    433,292   Varian, Inc. (a)(b) ............................        22,392,531
                                                                 ---------------
              DIVERSIFIED CONSUMER SERVICES -- 5.18%
  1,094,152   Brink's Home Security Holdings,
                 Inc. (a)(b)(c) ..............................        45,790,261
  1,252,455   Keystone North America, Inc. ...................         9,491,617
                                                                 ---------------
                                                                      55,281,878
                                                                 ---------------
              ELECTRICAL SERVICES -- 0.82%
    296,876   Allegheny Energy, Inc. (c) .....................         6,724,241
    350,874   Peco II, Inc. (a) ..............................         2,017,526
                                                                 ---------------
                                                                       8,741,767
                                                                 ---------------
              ELECTRONIC MEASURING INSTRUMENTS -- 0.55%
    600,842   Zygo Corp. (a) .................................         5,888,252
                                                                 ---------------
              FINANCIAL SERVICES -- 0.62%
  1,592,216   Allied Capital Corp. ...........................         6,623,619
                                                                 ---------------
              FOOD PRODUCTS -- 0.03%
      9,496   Kraft Foods, Inc., Cl A (c) ....................           269,974
                                                                 ---------------
              HEALTH CARE TECHNOLOGY -- 2.60%
  2,008,106   AMICAS, Inc. (a) ...............................        11,787,582
  3,290,009   GlobalMed Technologies, Inc. (a) ...............         3,980,911
    756,536   Quadramed Corp. (a)(b) .........................         6,400,295
    402,658   STARLIMS Technologies Ltd. .....................         5,633,185
                                                                 ---------------
                                                                      27,801,973
                                                                 ---------------
              HOTELS & LODGING -- 0.38%
  1,134,538   Interstate Hotels & Resorts, Inc. (a) ..........         2,530,020
    610,395   Lodgian, Inc. (a) ..............................         1,513,779
                                                                 ---------------
                                                                       4,043,799
                                                                 ---------------
              INDUSTRIAL CONGLOMERATES -- 0.34%
     99,680   Tyco International Ltd. (c) ....................         3,594,461
                                                                 ---------------
              INSURANCE -- 4.40%
  3,985,556   AXA Asia Pacific Holdings Ltd. .................        23,020,566
         --   Berkshire Hathaway, Inc., Cl B (a) .............                14

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                         February 28, 2010 (Unaudited)

   SHARES     COMMON STOCK -- 99.29% (CONTINUED)                      VALUE
-----------   ------------------------------------------------   ---------------
              INSURANCE (CONTINUED)
          1   Berkshire Hathaway, Inc., Cl A (a) .............   $       121,274
    624,527   Zenith National Insurance Corp. (b) ............        23,788,233
                                                                 ---------------
                                                                      46,930,087
                                                                 ---------------
              MACHINERY -- 3.29%
    175,404   K-Tron International, Inc. (a)(b) ..............        26,215,882
    417,518   Portec Rail Products, Inc. .....................         4,884,960
    336,788   Sauer-Danfoss, Inc. ............................         4,051,560
                                                                 ---------------
                                                                      35,152,402
                                                                 ---------------
              MEDICAL PRODUCTS & SERVICES -- 6.82%
    313,980   Alcon, Inc. (b)(c) .............................        50,148,886
    580,117   Health Fitness Corp. (a) .......................         5,093,427
  1,381,693   Home Diagnostics, Inc. (a)(b) ..................        15,917,103
     56,343   SonoSite, Inc. (a)(c) ..........................         1,668,880
                                                                 ---------------
                                                                      72,828,296
                                                                 ---------------
              METALS & MINING -- 1.21%
  1,729,583   Camino Minerals Corp. (a)(d) ...................           245,459
  1,512,833   Corriente Resources, Inc., Cl A (a) ............        12,151,901
     10,880   Royal Gold, Inc. ...............................           488,945
                                                                 ---------------
                                                                      12,886,305
                                                                 ---------------
              MISCELLANEOUS BUSINESS SERVICES -- 2.98%
    150,233   Canon Finetech, Inc. ...........................         2,351,590
  1,961,788   SkillSoft Plc ADR (a)(b) .......................        21,756,229
    825,519   Xerox Corp. (c) ................................         7,735,113
                                                                 ---------------
                                                                      31,842,932
                                                                 ---------------
              NETWORKING PRODUCTS -- 3.88%
  2,472,798   3Com Corp. (a)(b)(c) ...........................        18,867,449
  1,258,928   Switch & Data Facilities Co., Inc. (a) .........        22,522,222
                                                                 ---------------
                                                                      41,389,671
                                                                 ---------------
              OFFICE ELECTRONICS -- 0.09%
     77,934   OCE NV .........................................           911,265
                                                                 ---------------
              OIL-FIELD SERVICES -- 9.11%
  2,119,584   BJ Services Co. (b) ............................        46,312,910
  1,243,147   Smith International, Inc. (c) ..................        50,956,596
                                                                 ---------------
                                                                      97,269,506
                                                                 ---------------
              PERSONAL PRODUCTS -- 3.14%
  1,846,533   Bare Escentuals, Inc. (a)(b)(c) ................        33,569,970
                                                                 ---------------

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                         February 28, 2010 (Unaudited)

   SHARES     COMMON STOCK -- 99.29% (CONTINUED)                      VALUE
-----------   ------------------------------------------------   ---------------
              PETROLEUM EXPLORATION & PRODUCTION -- 5.18%
  2,949,854   Berens Energy Ltd. (a)(d) ......................   $     7,535,461
  1,044,949   XTO Energy, Inc. (b) ...........................        47,754,170
                                                                 ---------------
                                                                      55,289,631
                                                                 ---------------
              PIPELINES -- 0.51%
    186,951   Williams Pipeline Partners LP ..................         5,457,100
                                                                 ---------------
              PUBLIC THOROUGHFARES -- 0.07%
    159,609   Transurban Group ...............................           748,955
                                                                 ---------------
              REAL ESTATE INVESTMENT TRUST -- 0.21%
    174,719   General Growth Properties, Inc. ................         2,290,566
                                                                 ---------------
              RETAIL-RESTAURANTS -- 0.03%
     24,938   CKE Restaurants, Inc. ..........................           283,545
                                                                 ---------------
              SEMICONDUCTORS -- 0.53%
  1,767,086   Silicon Storage Technology, Inc. (a) ...........         5,637,004
                                                                 ---------------
              SOFTWARE -- 0.42%
  1,227,007   Chordiant Software, Inc. (a) ...................         4,466,305
    804,867   SoftBrands, Inc. (a)(f) ........................                --
                                                                 ---------------
                                                                       4,466,305
                                                                 ---------------
              TELEPHONES & TELECOMMUNICATIONS -- 3.77%
  1,246,758   Iowa Telecommunications Services, Inc. (b) .....        20,135,142
    714,002   Tandberg ASA ...................................        20,053,352
      4,987   Telmex Internacional SAB de CV ADR .............            91,162
                                                                 ---------------
                                                                      40,279,656
                                                                 ---------------
              TRANSPORTATION SERVICES -- 0.19%
    210,430   Genesis Lease Ltd. ADR .........................         1,984,355
                                                                 ---------------
              WIRELESS TELECOMMUNICATION SERVICES -- 2.00%
  1,867,355   Airvana, Inc. (a)(b) ...........................        14,247,919
 22,578,457   Hutchison Telecommunications International
                 Ltd. (a) ....................................         6,194,763
    154,103   MetroPCS Communications, Inc. (a) ..............           950,815
                                                                 ---------------
                                                                      21,393,497
                                                                 ---------------
              TOTAL COMMON STOCK (Cost $1,027,432,035) .......   $ 1,060,034,034
                                                                 ---------------

  SHARES      WARRANTS (a) -- 0.04%                                    VALUE
----------    ------------------------------------------------   ---------------
    308,857   Buru Energy Ltd.,
                 Expires 10/10 (f) ...........................   $         2,490
    112,618   CombiMatrix Corp.,
                 Expires 05/14 ...............................           112,618

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                         February 28, 2010 (Unaudited)

  SHARES      WARRANTS (a) -- 0.04% (CONTINUED)                       VALUE
-----------   ------------------------------------------------   ---------------
     78,847   Pan American Silver Corp., Expires 01/15 (d) ...   $       261,095
                                                                 ---------------
              TOTAL WARRANTS (Cost $99,095) ..................   $       376,203
                                                                 ---------------

 CONTRACTS    CALL OPTION CONTRACTS (a) -- 0.02%                      VALUE
-----------   ------------------------------------------------   ---------------
              Facet Biotech Corp.,
        555   03/10 at $17.5 .................................   $        16,650
              Smith International, Inc.,
        499   03/10 at $37 ...................................           202,095
                                                                 ---------------
              TOTAL CALL OPTION CONTRACTS (Cost $138,691) ....   $       218,745
                                                                 ---------------

 CONTRACTS    PUT OPTION CONTRACTS (a) -- 0.07%                       VALUE
-----------   ------------------------------------------------   ---------------
              3Com Corp.,
        827   07/10 at $7.5 ..................................   $        14,472
     24,113   04/10 at $6 ....................................           120,565
              Agrium, Inc.,
         50   03/10 at $50 ...................................               500
              Airgas, Inc.,
         50   04/10 at $60 ...................................             4,000
         22   07/10 at $60 ...................................             4,070
         16   03/10 at $55 ...................................               160
      1,123   04/10 at $55 ...................................            47,727
              Alcon, Inc.,
        750   04/10 at $150 ..................................            37,500
              Baker Hughes, Inc.,
        249   03/10 at $46 ...................................            18,675
              CF Industries Holdings, Inc.,
        648   04/10 at $90 ...................................            80,676
        299   03/10 at $90 ...................................            13,007
        950   03/10 at $95 ...................................            83,125
              Equinix, Inc.,
        175   03/10 at $90 ...................................            12,688
              Exxon Mobil Corp.,
        699   03/10 at $60 ...................................             8,738
              IMS Health, Inc.,
        139   03/10 at $17.5 .................................             1,390
              Kraft Foods, Inc., Cl A,
        499   03/10 at $28 ...................................            16,467
              Novartis AG,
        150   03/10 at $50 ...................................             1,500
              Oil Services Holders Trust,
        200   03/10 at $120 ..................................            53,700

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                         February 28, 2010 (Unaudited)

 CONTRACTS    PUT OPTION CONTRACTS (a) -- 0.07% (CONTINUED)           VALUE
----------    ------------------------------------------------   ---------------
              PepsiCo, Inc.,
        499   03/10 at $60 ...................................   $        17,215
              SonoSite, Inc.,
        499   03/10 at $22.5 .................................             4,990
        398   03/10 at $25 ...................................             3,980
              Stanley Works,
      1,422   03/10 at $52.5 .................................            28,440
              Tyco International Ltd.,
        499   04/10 at $34 ...................................            23,702
        830   04/10 at $35 ...................................            58,100
      1,247   04/10 at $36 ...................................           137,170
              Williams Partners LP,
         50   03/10 at $30 ...................................               250
              Xerox Corp.,
        609   03/10 at $8 ....................................             1,523
                                                                 ---------------
              TOTAL PUT OPTION CONTRACTS (Cost $1,376,949) ...   $       794,330
                                                                 ---------------

   FACE
   AMOUNT     TIME DEPOSIT -- 3.54%                                    VALUE
-----------   ------------------------------------------------   ---------------
$37,841,753   State Street Bank, 0.010% (e)
                 (Cost $37,841,753) ..........................   $    37,841,753
                                                                 ---------------
              TOTAL INVESTMENTS AT VALUE -- 102.96%
              (Cost $1,066,888,523)+ .........................   $ 1,099,265,065
                                                                 ===============

As of February 28, 2010, the Fund had equity swap contracts outstanding as follows:

                                                                    UNREALIZED
   SHARES                                                          DEPRECIATION
-----------                                                      ---------------
    500,000   Cadbury Plc, Equity Swap
                 (Counterparty: Goldman Sachs International)
                 (Cost $6,706,886, Market Value $6,477,788)
                 Terminating 01/24/11 ........................   $      (229,098)
    508,847   Kraft Foods, Inc., Cl A, Equity Swap
                 (Counterparty: Goldman Sachs International)
                 (Cost $14,601,351, Market Value $14,466,507)
                 Terminating 01/24/11-02/22/11 ...............          (134,844)
                                                                 ---------------
                 (Total Cost $21,308,237,
                    Total Market Value $20,944,295) ..........   $      (363,942)
                                                                 ===============

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                         February 28, 2010 (Unaudited)

As of February 28, 2010, the Fund had forward foreign currency exchange contracts outstanding as follows:

                                                         UNREALIZED
                      CURRENCY          CURRENCY        APPRECIATION
SETTLEMENT DATE      TO DELIVER        TO RECEIVE      (DEPRECIATION)
---------------   ---------------    --------------    --------------
03/10/10 ......   AUD  45,346,619    USD 40,344,174     $  (211,726)
03/10/10 ......   CAD  68,660,316    USD 65,256,596         290,879
03/10/10 ......   EUR  16,960,000    USD 24,730,626       1,586,847
03/10/10 ......   GBP  17,350,000    USD 28,202,528       1,792,335
03/10/10 ......   HKD  64,475,000    USD  8,307,054           1,185
03/10/10 ......   JPY 456,950,000    USD  5,039,289        (103,330)
03/10/10 ......   MXP   1,170,000    USD     90,957            (528)
03/10/10 ......   NOK 110,635,000    USD 19,156,170         445,105
03/10/10 ......   USD  10,321,341    AUD 11,524,690         (13,886)
03/10/10 ......   USD  22,120,776    CAD 23,325,000         (50,890)
03/10/10 ......   USD  23,032,717    EUR 16,275,000        (823,686)
03/10/10 ......   USD  27,377,498    GBP 17,090,000      (1,363,077)
03/10/10 ......   USD   1,418,188    HKD 11,007,000            (232)
                                                        -----------
                                                        $ 1,548,996
                                                        ===========

AUD -- Australian Dollar
CAD -- Canadian Dollar
EUR -- Euro
GBP -- British Pound
HKD -- Hong Kong Dollar
JPY -- Japanese Yen
MXP -- Mexican Peso
NOK -- Norwegian Krone
USD -- United States Dollar

Percentages are based on net assets of $1,067,618,590.

(a)  Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

(c)  Underlying security for a written/purchased call/put option.

(d) Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2010, the total market value of these securities was $87,932,156, representing 8.2% of net assets.

(e)  Rate shown is the simple yield as of February 28, 2010.

(f) Securities considered illiquid. On February 28, 2010, the total market value of these securities was $2,490 and represented less than 0.1% of net assets.

ADR  -- American Depositary Receipt
Cl   -- Class
LP   -- Limited Partnership
Ltd. -- Limited
Plc  -- Public Limited Company

Amounts designated as "--" are either $0 or have been rounded to $0.

+ At February 28, 2010, the tax basis cost of the Fund's investments was $1,066,888,523, and the unrealized appreciation and depreciation were $36,689,038 and $(4,312,496), respectively.

                               THE ARBITRAGE FUND
                       Schedule of Securities Sold Short
                         February 28, 2010 (Unaudited)

   SHARES     COMMON STOCK -- 28.00%                                  VALUE
-----------   ------------------------------------------------   ---------------
              AIR FREIGHT & LOGISTICS -- 0.19%
    210,323   AerCap Holdings NV (a) .........................   $     2,000,172
                                                                 ---------------
              BANKS -- 3.19%
  1,995,661   Bank of America Corp. (a)(b) ...................        33,247,712
     51,445   People's United Financial, Inc. (a) ............           811,288
                                                                 ---------------
                                                                      34,059,000
                                                                 ---------------
              BEVERAGES -- 3.70%
      2,494   Coca-Cola Co. (a)(b) ...........................           131,484
    629,781   PepsiCo, Inc. (a)(b) ...........................        39,342,419
                                                                 ---------------
                                                                      39,473,903
                                                                 ---------------
              CHEMICALS -- 1.42%
    290,811   A. Schulman, Inc. (a) ..........................         6,851,507
     81,758   Agrium, Inc. (a)(b) ............................         5,293,831
     28,388   CF Industries Holdings, Inc. (a)(b) ............         3,015,941
                                                                 ---------------
                                                                      15,161,279
                                                                 ---------------
              COMMERCIAL SERVICES & SUPPLIES -- 1.07%
    651,092   IESI-BFC Ltd. (a) ..............................        11,457,552
                                                                 ---------------
              CONSUMER PRODUCTS -- 4.41%
    822,043   Stanley Works (a)(b) ...........................        47,061,962
                                                                 ---------------
              ELECTRICAL SERVICES -- 0.06%
     16,634   FirstEnergy Corp. (a) ..........................           642,904
                                                                 ---------------
              FINANCIAL SERVICES -- 0.55%
    449,846   Ares Capital Corp. (a) .........................         5,879,487
                                                                 ---------------
              FOOD PRODUCTS -- 1.49%
    559,699   Kraft Foods, Inc., Cl A (a)(b) .................        15,912,243
                                                                 ---------------
              MEDICAL PRODUCTS & SERVICES -- 1.85%
     99,600   Alcon, Inc. (a)(b) .............................        15,908,112
     68,900   Novartis AG (a)(b) .............................         3,811,548
                                                                 ---------------
                                                                      19,719,660
                                                                 ---------------
              METALS & MINING -- 0.04%
      9,966   Royal Gold, Inc. (a) ...........................           447,872
                                                                 ---------------
              MISCELLANEOUS BUSINESS SERVICES -- 1.94%
     69,131   Canon, Inc. (a) ................................         2,874,462

                               THE ARBITRAGE FUND
                       Schedule of Securities Sold Short
                         February 28, 2010 (Unaudited)

   SHARES     COMMON STOCK -- 28.00% (CONTINUED)                      VALUE
-----------   ------------------------------------------------   ---------------
              MISCELLANEOUS BUSINESS SERVICES (CONTINUED)
    188,962   Equinix, Inc. (a)(b) ...........................   $    17,851,240
                                                                 ---------------
                                                                      20,725,702
                                                                 ---------------
              OIL-FIELD SERVICES -- 3.70%
    540,071   Baker Hughes, Inc. (a)(b) ......................        25,880,202
    222,192   Schlumberger Ltd. (a)(b) .......................        13,575,931
                                                                 ---------------
                                                                      39,456,133
                                                                 ---------------
              PETROLEUM EXPLORATION & PRODUCTION -- 3.36%
    551,978   Exxon Mobil Corp. (a)(b) .......................        35,878,570
                                                                 ---------------
              PIPELINES -- 0.34%
     93,732   Williams Partners LP (a)(b) ....................         3,640,551
                                                                 ---------------
              TELEPHONES & TELECOMMUNICATIONS -- 0.69%
    727,841   Windstream Corp. (a)(b) ........................         7,373,029
                                                                 ---------------
              TOTAL COMMON STOCK (Proceeds $289,945,947) .....   $   298,890,019
                                                                 ---------------

   SHARES     EXCHANGE TRADED FUNDS -- 0.13%                          VALUE
-----------   ------------------------------------------------   ---------------
     11,790   Oil Services Holders Trust (a)(b) ..............   $     1,427,533
     91,673   SPDR Trust, Ser 1 ..............................        10,153,701
                                                                 ---------------
              TOTAL EXCHANGE TRADED FUNDS
              (Proceeds $11,829,744) .........................   $    11,581,234
                                                                 ---------------
              TOTAL SECURITIES SOLD SHORT -- 28.13%
              (Proceeds $301,775,691)+ .......................   $   310,471,253
                                                                 ===============

Percentages are based on net assets of $1,067,618,590.

(a)  Non-income producing security.

(b)  Underlying security for a written/purchased call/put option.

Cl   -- Class
LP   -- Limited Partnership
Ltd. -- Limited
Ser  -- Series
SPDR -- Standard & Poor's Depositary Receipt

+ At February 28, 2010, the tax basis cost of the Fund's securities sold short was $301,775,691, and the unrealized appreciation and depreciation were $3,776,140 and $(12,471,702), respectively.

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                         February 28, 2010 (Unaudited)

 CONTRACTS    WRITTEN CALL OPTIONS (a) -- 1.15%                       VALUE
-----------   ------------------------------------------------   ---------------
              3Com Corp.,
      3,079   03/10 at $7.5 ..................................   $        46,185
              Affiliated Computer Services, Inc.,
          5   03/10 at $60 ...................................             2,350
              Agrium, Inc.,
        101   03/10 at $70 ...................................             5,050
        250   03/10 at $60 ...................................           132,500
        354   03/10 at $65 ...................................            71,685
              Air Products & Chemicals, Inc.,
        275   03/10 at $70 ...................................            27,500
              Airgas, Inc.,
        746   03/10 at $65 ...................................            54,085
        808   03/10 at $60 ...................................           351,480
      1,173   04/10 at $65 ...................................           146,625
              Alcon, Inc.,
        550   03/10 at $155 ..................................           302,500
        154   03/10 at $160 ..................................            27,720
        154   03/10 at $165 ..................................             4,620
        700   04/10 at $155 ..................................           430,500
        400   04/10 at $165 ..................................            39,000
              Allegheny Energy, Inc.,
        983   03/10 at $22.5 .................................            36,863
        824   04/10 at $22.5 .................................            45,320
              Ares Capital Corp.,
        100   03/10 at $10 ...................................            31,500
        574   03/10 at $12.5 .................................            40,180
              Baker Hughes, Inc.,
        872   03/10 at $45 ...................................           296,480
        100   03/10 at $47 ...................................            20,000
      1,273   03/10 at $44 ...................................           541,025
        509   03/10 at $50 ...................................            33,085
        200   03/10 at $42 ...................................           123,000
        758   03/10 at $43 ...................................           390,370
              Bank of America Corp.,
     12,968   03/10 at $15 ...................................         2,288,852
      1,995   03/10 at $16 ...................................           181,545
        998   03/10 at $17 ...................................            32,435
              Bare Escentuals, Inc.,
         10   03/10 at $17.5 .................................               750
              Brink's Home Security Holdings, Inc.,
         47   03/10 at $40 ...................................             8,343
              CF Industries Holdings, Inc.,
        125   03/10 at $105 ..................................            54,687

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                         February 28, 2010 (Unaudited)

 CONTRACTS    WRITTEN CALL OPTIONS (a) -- 1.15%                       VALUE
-----------   ------------------------------------------------   ---------------
              CF Industries Holdings, Inc. (continued),
        329   03/10 at $110 ..................................   $        63,332
        100   03/10 at $90 ...................................           163,250
        116   03/10 at $95 ...................................           140,940
        450   03/10 at $100 ..................................           355,500
              Coca-Cola Co.,
        100   04/10 at $55 ...................................             3,500
              Coca-Cola Enterprises, Inc.,
      5,653   03/10 at $25 ...................................           466,373
      1,247   04/10 at $25 ...................................           114,724
              Equinix, Inc.,
        150   03/10 at $95 ...................................            27,750
        100   03/10 at $100 ..................................             4,750
              Exxon Mobil Corp.,
        679   03/10 at $60 ...................................           351,383
      1,538   03/10 at $65 ...................................           175,332
        440   03/10 at $70 ...................................             2,860
              FirstEnergy Corp.,
        916   03/10 at $40 ...................................            25,190
              KHD Humboldt Wedag International Ltd.,
        601   03/10 at $15 ...................................             9,015
      1,389   03/10 at $12.5 .................................           180,570
              Kraft Foods, Inc., Cl A,
        499   03/10 at $29 ...................................            11,227
        499   03/10 at $30 ...................................             2,744
              Novartis AG,
        299   03/10 at $55 ...................................            17,193
              Oil Services Holders Trust,
        100   03/10 at $125 ..................................            17,350
        100   03/10 at $130 ..................................             5,800
              PepsiCo, Inc.,
        100   03/10 at $60 ...................................            23,850
        498   03/10 at $62.5 .................................            33,117
        598   03/10 at $65 ...................................             7,475
              Schlumberger Ltd.,
      4,003   03/10 at $60 ...................................           906,680
      3,965   03/10 at $65 ...................................           146,705
        424   03/10 at $55 ...................................           268,180
              Smith International, Inc.,
        499   03/10 at $40 ...................................            76,097
      1,497   03/10 at $41 ...................................           134,730
      1,397   03/10 at $42 ...................................            66,357

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                          February 28, 2010 (Unaudited)

 CONTRACTS    WRITTEN CALL OPTIONS (a) -- 1.15%                       VALUE
-----------   ------------------------------------------------   ---------------
              Smith International, Inc. (continued),
        499   04/10 at $40 ...................................   $       112,275
              SonoSite, Inc.,
        897   03/10 at $30 ...................................            51,578
              Stanley Works,
      1,248   03/10 at $57.5 .................................           109,200
      1,932   03/10 at $55 ...................................           483,000
              Terra Industries, Inc.,
      4,015   03/10 at $40 ...................................           481,800
        958   03/10 at $41 ...................................            38,320
        260   06/10 at $40 ...................................            37,050
              Tyco International Ltd.,
      1,201   03/10 at $36 ...................................            90,075
        961   03/10 at $37 ...................................            28,830
        432   03/10 at $38 ...................................             4,320
        849   03/10 at $35 ...................................           118,860
        549   04/10 at $41 ...................................             2,745
      1,247   04/10 at $42 ...................................             6,235
              Williams Partners LP,
        370   03/10 at $35 ...................................           142,450
        240   03/10 at $40 ...................................             9,000
              Windstream Corp.,
      2,743   03/10 at $10 ...................................            75,433
              Xerox Corp.,
         90   03/10 at $10 ...................................               540
      4,810   03/10 at $8 ....................................           670,995
      4,710   03/10 at $9 ....................................           228,435
                                                                 ---------------
              TOTAL WRITTEN CALL OPTIONS
              (Premiums Received $9,890,228) .................   $    12,259,350
                                                                 ---------------

 CONTRACTS    WRITTEN PUT OPTIONS (a) -- 0.10%                        VALUE
-----------   ------------------------------------------------   ---------------
              3Com Corp.,
      3,389   03/10 at $7.5 ..................................   $        33,890
        758   04/10 at $7.5 ..................................             5,685
              Affiliated Computer Services, Inc.,
          5   03/10 at $60 ...................................                70
              Agrium, Inc.,
        100   03/10 at $65 ...................................            23,250
        100   03/10 at $60 ...................................             6,500
              Airgas, Inc.,
        820   03/10 at $65 ...................................           143,500
        858   03/10 at $60 ...................................            21,450

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                         February 28, 2010 (Unaudited)

 CONTRACTS    WRITTEN PUT OPTIONS (a) -- 0.10%                        VALUE
-----------   ------------------------------------------------   ---------------
              Alcon, Inc.,
        308   03/10 at $150 ..................................   $         5,390
        154   03/10 at $160 ..................................            26,565
        700   03/10 at $155 ..................................            33,250
        650   04/10 at $155 ..................................            69,875
              Allegheny Energy, Inc.,
        835   03/10 at $22.5 .................................            27,137
        824   04/10 at $22.5 .................................            41,200
              Baker Hughes, Inc.,
        772   03/10 at $45 ...................................            38,600
        698   03/10 at $43 ...................................            13,960
      1,173   03/10 at $44 ...................................            38,122
              Bank of America Corp.,
      5,985   03/10 at $15 ...................................            47,880
              Brink's Home Security Holdings, Inc.,
         47   03/10 at $40 ...................................               470
              CF Industries Holdings, Inc.,
        648   03/10 at $85 ...................................            12,960
        100   03/10 at $105 ..................................            31,500
        100   03/10 at $100 ..................................            15,650
              Coca-Cola Enterprises, Inc.,
      4,005   03/10 at $25 ...................................           120,150
      1,247   04/10 at $25 ...................................            53,621
              Facet Biotech Corp.,
        459   03/10 at $15 ...................................             5,738
              KHD Humboldt Wedag International Ltd.,
        601   03/10 at $15 ...................................            91,653
      1,389   03/10 at $12.5 .................................            20,835
              Stanley Works,
      1,833   03/10 at $55 ...................................            91,650
              Terra Industries, Inc.,
      4,022   03/10 at $40 ...................................            30,165
        758   03/10 at $41 ...................................            24,635
         36   06/10 at $36 ...................................               630
         61   06/10 at $37 ...................................             1,068
        260   06/10 at $40 ...................................            11,700
              Tyco International Ltd.,
        499   03/10 at $34 ...................................             7,485
              Williams Partners LP,
        115   03/10 at $35 ...................................             1,437

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                         February 28, 2010 (Unaudited)

 CONTRACTS    WRITTEN PUT OPTIONS (a) -- 0.10%                        VALUE
-----------   ------------------------------------------------   ---------------
              Windstream Corp.,
      2,743   03/10 at $10 ...................................   $        34,287
                                                                 ---------------
              TOTAL WRITTEN PUT OPTIONS
              (Premiums Received $1,873,513) .................   $     1,131,958
                                                                 ---------------
              TOTAL OPEN OPTIONS WRITTEN -- 1.25%
              (Premiums Received $11,763,741) ................   $    13,391,308
                                                                 ===============

Percentages are based on net assets of $1,067,618,590.

(a)  Non-income producing security.

Cl  -- Class
LP  -- Limited Partnership
Ltd -- Limited

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments carried at value.

INVESTMENTS IN SECURITIES                    LEVEL 1        LEVEL 2    LEVEL 3       TOTAL
-------------------------                --------------   ----------   -------   --------------
Common stock
   Aerospace & Defense                   $    3,885,339   $       --     $--     $    3,885,339
   Apparel/Textiles                          21,959,885           --      --         21,959,885
   Banks                                     58,987,199           --      --         58,987,199
   Beverages                                113,064,366           --      --        113,064,366
   Biotechnology                              2,352,835           --      --          2,352,835
   Chemicals                                100,415,591           --      --        100,415,591
   Coal                                       1,053,029       18,163      --          1,071,192
   Commercial Services & Supplies            27,492,917           --      --         27,492,917
   Computers & Services                      26,723,109           --      --         26,723,109
   Construction & Engineering                 2,961,583           --      --          2,961,583
   Consumer Products                         55,870,716           --      --         55,870,716
   Diagnostic Products                       22,392,531           --      --         22,392,531
   Diversified Consumer Services             55,281,878           --      --         55,281,878
   Electrical Services                        8,741,767           --      --          8,741,767
   Electronic Measuring Instruments           5,888,252           --      --          5,888,252
   Financial Services                         6,623,619           --      --          6,623,619
   Food Products                                269,974           --      --            269,974
   Health Care Technology                    27,801,973           --      --         27,801,973
   Hotels & Lodging                           4,043,799           --      --          4,043,799
   Industrial Conglomerates                   3,594,461           --      --          3,594,461
   Insurance                                 46,930,087           --      --         46,930,087
   Machinery                                 35,152,402           --      --         35,152,402
   Medical Products & Services               72,828,296           --      --         72,828,296
   Metals & Mining                           12,640,846      245,459      --         12,886,305
   Miscellaneous Business Services           31,842,932           --      --         31,842,932
   Networking Products                       41,389,671           --      --         41,389,671
   Office Electronics                           911,265           --      --            911,265
   Oil-Field Services                        97,269,506           --      --         97,269,506
   Personal Products                         33,569,970           --      --         33,569,970
   Petroleum Exploration & Production        47,754,170    7,535,461      --         55,289,631
   Pipelines                                  5,457,100           --      --          5,457,100
   Public Thoroughfares                         748,955           --      --            748,955
   Real Estate Investment Trust               2,290,566           --      --          2,290,566
   Retail-Restaurants                           283,545           --      --            283,545
   SemiConductors                             5,637,004           --      --          5,637,004
   Software                                   4,466,305           --      --          4,466,305
   Telephones & Telecommunications           40,279,656           --      --         40,279,656
   Transportation Services                    1,984,355           --      --          1,984,355
   Wireless Telecommunication Services       21,393,497           --      --         21,393,497
                                         --------------   ----------     ---     --------------
                                          1,052,234,951    7,799,083      --      1,060,034,034
Warrants                                        115,108      261,095      --            376,203
Call option contracts                           218,745           --      --            218,745
Put option contracts                            794,330           --      --            794,330
Time Deposit                                 37,841,753           --      --         37,841,753
                                         --------------   ----------     ---     --------------
TOTAL                                    $1,091,204,887   $8,060,178     $--     $1,099,265,065
                                         ==============   ==========     ===     ==============

OTHER FINANCIAL INSTRUMENTS              LEVEL 1     LEVEL 2    LEVEL 3      TOTAL
---------------------------              -------   ----------   -------   ----------
Forward foreign currency contracts*        $--     $1,548,996     $--     $1,548,996
                                           ===     ==========     ===     ==========

*    Valued at the unrealized appreciation on the instrument.

As of February 28, 2010, all of the Fund's investments in securities sold short, equity swap contracts, and written options were considered Level 1 in accordance with ASC 820 (formerly FAS 157.)

For information on the Fund's policy regarding valuation of investments, fair value hierarchy and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Arbitrage Funds


By (Signature and Title)*               /s/ John S. Orrico
                                        ----------------------------------------
                                        John S. Orrico
                                        President and Treasurer

Date: April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ John S. Orrico
                                        ----------------------------------------
                                        John S. Orrico
                                        President and Treasurer

Date: April 27, 2010


By (Signature and Title)*               /s/ Eric Kleinschmidt
                                        -----------------------------------
                                        Eric Kleinschmidt
                                        Chief Financial Officer

Date: April 27, 2010

* Print the name and title of each signing officer under his or her signature.